LOSS PER SHARE - Schedule Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	25,357,248	6,182,575,000
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	3,796,530	5,732,422,000
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	3,392,153	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	11,461,247	450,153,000
Earnout shares pending satisfaction of regulatory holding period
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	6,707,318	0